[USAA      9800 Fredericksburg Road
EAGLE      San Antonio, Texas 78288
LOGO (R)]


                                 August 1, 2007
VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:    USAA Mutual Funds Trust
       1933 Act File No. 33-65572
       1940 Act File No. 811-7852

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph
(b) or (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 25 to the registrant's Registration Statement filed on July 26, 2007, and the text of the Post-Effective Amendment No. 25 to the registrant's Registration Statement has been filed electronically.

                                           Sincerely,


                                           /S/ James L. Love
                                           James L. Love
                                           Assistant Secretary

Enclosures

cc:  Kirkpatrick & Lockhart Preston Ellis Gates LLP

              USAA Investment Management Company